Intangibles - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization expense, intangible asset	$ 180,000	$ 346,074	$ 164,145
Indefinite-lived intangible asset, impairment	0	0
Estimated amortization expense for 2014	360,000
Estimated amortization expense for 2015	360,000
Estimated amortization expense for 2016	360,000
Estimated amortization expense for 2017	360,000
Estimated amortization expense for 2018	305,000
Estimated amortization expense for thereafter	635,000
Amortization expense		$ 119,917	$ 0